Schedule 1-Condensed Financial Statement of Bright Scholar Education Holdings Limited (Tables) - Bright Scholar Education Holdings Limited [Member]	12 Months Ended
Aug. 31, 2022
Condensed Financial Statement of Parent Company [Line Items]
Schedule of Condensed Financial Statement of Parent Company
	As of August 31,	As of August 31,
	2021	2022
	RMB	RMB	USD
			Note 2(h)
ASSETS
Current assets
Cash and cash equivalents	132,203	88,047	12,781
Restricted cash, net	646,040	-	-
Amounts due from subsidiaries and VIEs	2,640,221	2,017,029	292,790
Amounts due from related parties, net	6	7	1
Other receivables, deposits and other assets, net	7,104	9,846	1,429
Total current assets	3,425,574	2,114,929	307,001
Investment in subsidiaries and VIEs	1,034,925	544,953	79,105
Other non-current assets, net	56,277	-	-
Total non-current assets	1,091,202	544,953	79,105
TOTAL ASSETS	4,516,776	2,659,882	386,106
LIABILITIES AND EQUITY
Current liabilities
Accounts payable	8	-	-
Bond payable	1,836,362	-	-
Accrued expenses and other current liabilities	13,340	2,105	305
Amounts due to subsidiaries and VIEs	120,239	987,875	143,399
Total current liabilities	1,969,949	989,980	143,704
Non-current liabilities
Other non-current liabilities	-	-	-
Bond payable	-	-	-
Total non-current liabilities	-	-	-
TOTAL LIABILITIES	1,969,949	989,980	143,704
EQUITY
Share capital (US$0.00001 par value; 118,928,526 shares issued and outstanding as of August 31, 2021, 118,669,795 shares issued and outstanding as of August 31, 2022)	8	8	1
Additional paid-in capital	1,727,020	1,693,358	245,806
Accumulated other comprehensive income	168,324	34,401	4,994
Retained earnings	651,475	(57,865)	(8,399)
TOTAL EQUITY	2,546,827	1,669,902	242,402
TOTAL LIABILITIES AND EQUITY	4,516,776	2,659,882	386,106

Schedule of Condensed Income Statement of Parent Company
	2020	2021	2022
	RMB	RMB	RMB	USD
				Note 2(i)
Other operating income	2,147	3,276	2,677	389
Selling, general and administrative expenses	2,805	(10,768)	(10,355)	(1,503)
Other expenses	(26)	-	(263)	(38)
Interest income/(expense), net	8,792	(56,635)	(236,592)	(34,344)
Investment income	1,617	3,936	1,564	227
Equity in earnings(loss) of subsidiaries and VIEs	145,670	7,386	(466,371)	(67,698)
Net income/ (loss)	161,005	(52,805)	(709,340)	(102,967)
Other comprehensive income/(loss)	106,416	(17,047)	(133,923)	(19,440)
Comprehensive income/(loss)	267,421	(69,852)	(843,263)	(122,407)

Schedule of Condensed Cash Flow Statement of Parent Company
	2020	2021	2022
	RMB	RMB	RMB	USD
				Note 2(i)
Cash flows from operating activities
Net income/(loss) for the year	161,005	(52,805)	(709,340)	(102,967)
Share-based compensation	(10,631)	1,865	(816)	(118)
Investment income	(211)	—	—	—
Finance costs	12,288	20,304	11,978	1,739
Equity in earnings of subsidiaries and VIEs	(145,670)	(7,386)	466,371	67,698
Other receivables, deposits and other assets	(3,050)	(734)	(904)	(131)
Accrued expenses and other current liabilities	(3,572)	(6,463)	(4,648)	(675)
Amounts due to subsidiaries and VIEs	100,209	—	—	—
Other non-current assets and liabilities	(1,789)	(1,085)	—	—
Amounts due from subsidiaries and VIEs	(254,001)	—	—	—
Net cash used in operating activities	(145,422)	(46,304)	(237,359)	(34,454)

Cash flows from investing activities
Proceed from redemption of investments upon maturity	213,860	13,017	—	—
Proceeds from loan receivable	—	—	55,432	8,046
Amounts due from subsidiaries and VIEs	—	(180,391)	577,976	83,899
Net cash provided by(used in) investing activities	213,860	(167,374)	633,408	91,945

Cash flows from financing activities
Dividend to shareholders	(184,238)	(92,554)	—	—
Repurchase of ordinary shares	(56,058)	(24,628)	(9,245)	(1,342)
Repurchase of bonds	(10,659)	(80,174)	(394,756)	(57,302)
Redemption of bonds	—	—	(1,513,460)	(219,693)
Amounts due to subsidiaries and VIEs	—	17,076	(72,439)	(10,515)
Proceeds from promissory note	—	—	877,487	127,375
Net cash provided used in financing activities	(250,955)	(180,280)	(1,112,413)	(161,477)
Net change in cash and cash equivalents and restricted cash	(182,517)	(393,958)	(716,364)	(103,986)
Cash and cash equivalents and restricted cash at beginning of the year	1,496,959	1,247,633	778,243	112,969
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(66,809)	(75,432)	26,168	3,798
Cash and cash equivalents and restricted cash at end of the year	1,247,633	778,243	88,047	12,781